Payments, Details - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Resource	Ext. Method
#: 1
	$ 271,975	Taxes	UNITED KINGDOM		HM Revenue & Customs (HMRC) [Member]	Oil And Natural Gas [Member]	Well
#: 2
	510,316	Taxes	EGYPT		Egyptian Tax Authority [Member]	Oil And Natural Gas [Member]	Well
#: 3
	4,795	Royalties	UNITED STATES	snj:US-TX	Office of Natural Resources Revenue, Texas [Member]	Oil And Natural Gas [Member]	Well
#: 4
	17,173	Royalties	UNITED STATES	snj:US-NM	Office of Natural Resources Revenue, New Mexico [Member]	Oil And Natural Gas [Member]	Well
#: 6
	1,185	Taxes	UNITED KINGDOM		Aberdeen City Council Business Rate [Member]	Oil And Natural Gas [Member]	Well
#: 7
	367	Fees	UNITED KINGDOM		Department For Business, Energy, & Industrial Strategy [Member]	Oil And Natural Gas [Member]	Well
#: 8
	4,371	Fees	EGYPT		Egyptian General Petroleum Corporation [Member]	Oil And Natural Gas [Member]	Well
#: 9
	115,222	Prod. Entitlements	EGYPT		Egyptian General Petroleum Corporation [Member]	Oil And Natural Gas [Member]	Well
#: 10
	35,000	Bonuses	EGYPT		Egyptian General Petroleum Corporation [Member]	Oil And Natural Gas [Member]	Well
#: 11
	$ 156	Comm. Social Resp.	SURINAME	snj:US-TX	Staatsolie Maatschappij Suriname N.V. [Member]	Oil And Natural Gas [Member]	Well